Barclays PLC (the Parent company) - Total assets and liabilities (Details)		12 Months Ended
		Dec. 31, 2025 GBP (£)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 GBP (£)	Dec. 31, 2023 GBP (£)	Dec. 31, 2025 SGD ($)	Dec. 31, 2025 EUR (€)
Subordinated liabilities and debt securities in issue
Subordinated liabilities		£ 12,954,000,000		£ 11,921,000,000	£ 10,494,000,000
Redemption of subordinated liabilities3		727,000,000		476,000,000	2,239,000,000
Issuance of subordinated liabilities		1,772,000,000		1,870,000,000	1,523,000,000
Financial assets and liabilities designated at fair value
Financial liabilities designated at fair value		294,108,000,000		282,224,000,000
Financial assets at fair value through the income statement		186,857,000,000		193,734,000,000
Derivative financial instruments
Derivative financial liabilities		240,808,000,000		279,415,000,000
Barclays PLC
Investment in subsidiaries
Investment in subsidiaries		63,907,000,000		63,315,000,000
Increase through change in equity of subsidiaries		592,000,000
Loans and advances to subsidiaries
Loans and advances		15,730,000,000		18,407,000,000
Repayment of advances and loans made to related parties	[1]	(4,874,000,000)		(8,008,000,000)	(2,587,000,000)
Subordinated liabilities and debt securities in issue
Subordinated liabilities		8,644,000,000		9,706,000,000
Redemption of subordinated liabilities3	[2]	615,000,000		339,000,000	1,944,000,000
Debt securities in issue		14,476,000,000		16,337,000,000
Conversion of convertible instruments		2,391,000,000
Issuance of subordinated liabilities	[2]	0		0	£ 1,180,000,000
Financial assets and liabilities designated at fair value
Financial liabilities designated at fair value		48,800,000,000		42,324,000,000
Net increase in debt securities in issue		1,045,000,000
Financial assets at fair value through the income statement		50,921,000,000		44,435,000,000
Difference between the financial liabilities' carrying amount and the contractual amount on maturity		1,168,000,000		(195,000,000)
Derivative financial instruments
Decrease in derivative financial liabilities		119,000,000
Derivative financial liabilities		535,000,000		654,000,000
Barclays PLC | Callable
Subordinated liabilities and debt securities in issue
Redemption of subordinated liabilities3		615,000,000
Barclays PLC | Callable | Fixed interest rate
Subordinated liabilities and debt securities in issue
Foreign exchange gain		453,000,000
Barclays PLC | 3.750% Fixed Rate Resetting Subordinated Callable Notes (GBP 500m) | Fixed interest rate
Subordinated liabilities and debt securities in issue
Notional contract amount		500,000,000
Barclays PLC | 3.750% Fixed Rate Resetting Subordinated Callable Notes (SGD 200m) | Fixed interest rate
Subordinated liabilities and debt securities in issue
Notional contract amount | $						$ 200,000,000
Barclays PLC | Senior Notes
Subordinated liabilities and debt securities in issue
Redemption of subordinated liabilities3		4,610,000,000		3,577,000,000
Foreign exchange gain		521,000,000
Financial assets and liabilities designated at fair value
Net increase in debt securities in issue		10,226,000,000
Barclays PLC | Senior Notes | Callable | Fixed interest rate
Financial assets and liabilities designated at fair value
Net increase in debt securities in issue | €			€ 1,803,000,000
Barclays PLC | Senior Notes | Callable | Floating interest rate
Financial assets and liabilities designated at fair value
Net increase in debt securities in issue | €			2,033,000,000
Barclays PLC | Senior Notes | Callable | Fixed-to-floating interest rate
Financial assets and liabilities designated at fair value
Net increase in debt securities in issue		6,317,000,000
Barclays PLC | Fixed Rate Resetting Senior Callable Note | Callable | Fixed interest rate
Subordinated liabilities and debt securities in issue
Issuance of subordinated liabilities		1,100,000,000
Barclays PLC | 4.973% Fixed Rate Resetting Tier 2 Subordinated Callable Notes (EUR 1,500m) | Fixed interest rate
Subordinated liabilities and debt securities in issue
Notional contract amount | €							€ 1,500,000,000
Barclays PLC | 4.973% Fixed Rate Resetting Tier 2 Subordinated Callable Notes (EUR 1,500m) | Fixed-to-floating interest rate
Financial assets and liabilities designated at fair value
Net increase in debt securities in issue | €			€ 1,250,000,000
Barclays PLC | Total for all subsidiaries
Loans and advances to subsidiaries
Net decrease in loans and advances to subsidiaries of the parent		2,677,000,000
Repayment of advances and loans made to related parties		2,161,000,000
Barclays PLC | Barclays Bank PLC
Investment in subsidiaries
Investment in subsidiaries		36,340,000,000		36,340,000,000
Barclays PLC | Barclays Bank PLC | AT1 Securities
Investment in subsidiaries
Investment in subsidiaries		10,460,000,000		9,616,000,000
Barclays PLC | Barclays UK
Investment in subsidiaries
Investment in subsidiaries		14,245,000,000		14,245,000,000
Barclays PLC | Barclays UK | AT1 Securities
Investment in subsidiaries
Investment in subsidiaries		£ 2,230,000,000		£ 2,435,000,000

[1]	Includes financial assets at fair value through the income statement.
[2]	In 2024, ‘net increase in debt securities in issue’ were presented as a net inflow of £8,005m (2023:£3,585m) and ‘proceeds of borrowings and issuance of subordinated liabilities’ as a net outflow of £339m (2023: £1,944m). In 2025 these transactions are presented on a gross basis.